FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS
Schedule of maturity profile of financial liabilities based on contractual undiscounted payments (including interest payments)

December 31, 2021:

	Less than one year	1 to 2 years	2 to 3 years	Total
Trade payables	$587	$—	$—	$587
User accounts	9,201	—	—	9,201
Accrued expenses and other payables	2,873	—	—	2,873
Lease liabilities	702	658	467	1,827
Contingent consideration	300	300	—	600
	$13,663	$958	$467	$15,088

December 31, 2020:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Total
Trade payables	$286	$—	$—	$—	$—	$286
User accounts	6,411	—	—	—	—	6,411
Accrued expenses and other payables	1,768	—	—	—	—	1,768
Loan from bank	40	82	82	82	40	326
Lease liabilities	582	582	582	392	—	2,138
	$9,087	$664	$664	$474	$40	$10,929

Schedule of changes in liabilities arising from financing activities

				Total
				liabilities
				arising
				from
	Long-term	Lease	Contingent	financing
	bank loan (*)	liabilities	consideration	activities
Balance as of January 1, 2020	$—	$1,851	$—	$1,851
New leases	—	745	—	745
Disposal	—	(26)	—	(26)
Cash flows	338	(657)	—	(319)
Currency revaluations	30	107	—	137
Balance as of December 31, 2020	368	2,020	—	2,388
New leases	—	305	—	305
Modification	—	49	—	49
Contingent payment for a business combination	—	—	1,375	1,375
Cash flows	(364)	(574)	—	(938)
Currency revaluations	(4)	(57)	—	(61)
Balance as of December 31, 2021	$—	$1,743	$1,375	$3,118

(*)Including current maturity. For the terms of the long-term bank loan see Note 14.

Schedule of fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value

	Fair value hierarchy (unaudited)
As of June 30, 2022:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables – hedge instrument	$1	$—	$—	$1
Liabilities measured at fair value:
Other current liabilities – contingent payments for business combinations	—	—	(1,195)	(1,195)
Other current liabilities – hedge instruments	(143)	—		(143)
Other long-term liabilities — contingent payments for business combinations	$—	$—	$(1,819)	$(1,819)

	Fair value hierarchy (audited)
As of December 31, 2021:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables – hedge instrument	$19	$—	$—	$19
Liabilities measured at fair value:
Other current liabilities – contingent payments for business combinations	—	—	(688)	(688)
Other current liabilities – hedge instruments	(10)	—	—	(10)
Other long-term liabilities – contingent payments for business combinations	$—	$—	$(687)	$(687)

As of December 31, 2021:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables – hedge instruments	$19	$—	$—	$19
Liabilities measured at fair value:
Other current liabilities – contingent payment for a business combination	—	—	(688)	(688)
Other current payables – hedge instruments	(10)	—	—	(10)
Other long-term liabilities – contingent payment for a business combination	$—	$—	$(687)	$(687)

As of December 31, 2020:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables – hedge instruments	$19	$—	$—	$19
Liabilities measured at fair value:
Other current payables – hedge instruments	$(2)	$—	$—	$(2)